SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

Useful life
Electronic equipment	3-5 years
Office furniture	5 years
Transportation equipment	5 years

Schedule of financial liabilities

	As of March 31, 2026
Financial liabilities	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Derivative liability	—	—	$25,585	$25,585	$25,585
Total financial liabilities in fair value hierarchy	—	—	$25,585	$25,585	$25,585

	As of September 30, 2025
Financial liabilities	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Derivative liability	—	—	$230,379	$230,379	$230,379
Total financial liabilities in fair value hierarchy	—	—	$230,379	$230,379	$230,379

Schedule of disaggregation of revenue

For the six months ended March 31, 2026 and 2025, the disaggregation of revenue by major revenue stream is as follows:

	2026	2025
Application development services	$3,870,070	$2,491,822
Subscription service	1,416,045	1,162,588
AI Computing power support service	1,073,792	—
Total	$6,359,907	$3,654,410

Schedule of currency exchange rates

	March 31,	March 31,	September 30,
	2026	2025	2025
RMB Balance sheet items, except for equity accounts	US$1=RMB 6.8980	US$1=RMB 7.2567	US$1=RMB 7.1190
RMB Items in the statements of income and cash flows	US$1=RMB 7.0061	US$1=RMB 7.2308	US$1=RMB 7.2125
HK$ Balance sheet items, except for equity accounts	US$1=HK$ 7.8400	US$1=HK$ 7.7799	US$1=HK$7.7809
HK$ Items in the statements of income and cash flows	US$1=HK$ 7.7954	US$1=HK$ 7.7771	US$1=HK$7.7948
SG$ Balance sheet items, except for equity accounts	US$1=SG$1.2893	US$1=SG$1.3445	US$1=SG$1.2903
SG$ Items in the statements of income and cash flows	US$1=SG$1.2857	US$1=SG$1.3399	US$1=SG$1.3156
JPY Balance sheet items, except for equity accounts	US$1=JPY159.080	US$1=JPY149.90	US$1=JPY147.97
JPY Items in the statements of income and cash flows	US$1= JPY155.475	US$1= JPY149.06	US$1= JPY149.15

Schedule of major customers

Customers that make up 10% or more of revenue for the six months ended March 31, 2026 and 2025 are as follows:

	2026	2025

Customer A	*	32.9%
Customer B	22.6%	—
Customer C	*	13.6%
Customer D	*	10.2%
*	The revenue of this customer is not over 10% of total revenue of the Company.

Customers that make up 10% or more of accounts receivable as of March 31, 2026 and September 30, 2025 are as follows

	2026	2025

Customer A	26.0%	33.2%
Customer B	*	11.2%
Customer C	*	10.3%
Customer D	12.0%	12.7%
*	The accounts receivable of this customer is not over 10% of total accounts receivable of the Company.

Suppliers that make up 10% or more of purchase for the six months ended March 31, 2026 and 2025 are as follows:

	2026	2025
Supplier A	*	22.0%
Supplier B	21.6%	31.7%
Supplier C	*	10.5%
Supplier D	*	18.3%
Supplier E	21.9%	*
Supplier F	23.8%	*
*	The purchases from this supplier are not over 10% of total purchases of the Company.

Suppliers that make up 10% or more of accounts payable as of March 31, 2026 and September 30, 2025 are as follows

	2026	2025
Supplier A	28.6%	40.0%
Supplier B	20.2%	*
Supplier G	*	25.4%
Supplier H	10.1%	*
*	The accounts payable of this supplier are not over 10% of total accounts payable of the Company.